Deferred tax (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule of deferred tax assets and liabilities [Abstract]
Deferred Tax Asset	$ 7,067	$ 21,769	[1]	$ 16,215	[1]
Deferred Tax Liability	(6,070)	(18,890)	[1]	(7,659)	[1]
Net Deferred Tax Asset (Liability)	$ 997	$ 2,879		$ 8,556		$ 7,396

[1]	Refer to Note 2.4